Related Party Transactions (Details Narrative) - USD ($)				12 Months Ended
	Jul. 29, 2019	Aug. 16, 2018	Jun. 28, 2018	Jul. 31, 2020	Jul. 31, 2019
Principal amount		$ 500,000
Accrued interest		$ 4,000
Debt conversion converted into stock		1,120,633
Accounts payable				$ 1,344,000	$ 553,000
Board Fees due to Officers and Directors [Member]
Accounts payable				60,000	$ 60,000
Harmony Bioscience, Inc [Member] | Mr. Tom Y. Lee [Member]
Sale of product				124,000
Sublease Agreement [Member] | SwabPlus L.P. [Member]
Payments for rent	$ 2,333
Total lease payments				$ 39,000
Tom Y Lee [Member]
Proceeds from issuance of promissory note			$ 500,000
Debt instrument term			1 year
Debt instrument interest rate			6.50%